Fair Value Measurements (FY) (Details) - USD ($) $ in Thousands		3 Months Ended							9 Months Ended		12 Months Ended
		Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of goodwill		$ 1,216,900		$ 1,154,652		$ 1,191,005		$ 1,577,244	$ 1,216,900		$ 1,154,652		$ 1,191,005		$ 1,577,244
Non-cash impairment charge on goodwill		0				343,300		220,600	0		0		343,300		220,600
Non-cash impairment charge on indefinite lived intangible assets								13,900
Petroleum and Industrial Pumps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of goodwill						529,300							529,300
Write-down Estimated Implied Fair Value of Goodwill						186,000							186,000
Non-cash impairment charge on goodwill													343,300
Nash Reporting Unit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of goodwill								445,300							445,300
Write-down Estimated Implied Fair Value of Goodwill								224,700							224,700
Non-cash impairment charge on goodwill															220,600
Trademarks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of indefinite lived assets		623,500		609,452		659,576			623,500		609,452		659,576
Non-cash impairment charge on indefinite lived intangible assets				24,400		71,100
Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of notes		0	[1]	575,000		575,000	[2]		0	[1]	575,000		575,000	[2]
Level 2 [Member] | Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of notes				575,000		575,000					575,000		575,000
Estimated fair value of notes				573,600		457,300					573,600		457,300
Recurring [Member]
Financial Assets [Abstract]
Foreign currency forwards	[3]	800		884		3,348			800		884		3,348
Interest rate swaps	[4]			26,828		23,142					26,828		23,142
Trading securities held in deferred compensation plan	[5]	5,300		4,207		3,748			5,300		4,207		3,748
Total		6,100		31,919		30,238			6,100		31,919		30,238
Financial Liabilities [Abstract]
Foreign currency forwards	[3]			152		826					152		826
Interest rate swaps		57,700	[6]	63,482	[4]	61,672	[4]		57,700	[6]	63,482	[4]	61,672	[4]
Deferred compensation plan	[5]	5,300		4,207		3,748			5,300		4,207		3,748
Total		63,000		67,841		66,246			63,000		67,841		66,246
Recurring [Member] | Level 1 [Member]
Financial Assets [Abstract]
Foreign currency forwards	[3]	0		0		0			0		0		0
Interest rate swaps	[4]			0		0					0		0
Trading securities held in deferred compensation plan	[5]	5,300		4,207		3,748			5,300		4,207		3,748
Total		5,300		4,207		3,748			5,300		4,207		3,748
Financial Liabilities [Abstract]
Foreign currency forwards	[3]			0		0					0		0
Interest rate swaps		0	[6]	0	[4]	0	[4]		0	[6]	0	[4]	0	[4]
Deferred compensation plan	[5]	5,300		4,207		3,748			5,300		4,207		3,748
Total		5,300		4,207		3,748			5,300		4,207		3,748
Recurring [Member] | Level 2 [Member]
Financial Assets [Abstract]
Foreign currency forwards	[3]	800		884		3,348			800		884		3,348
Interest rate swaps	[4]			26,828		23,142					26,828		23,142
Trading securities held in deferred compensation plan	[5]	0		0		0			0		0		0
Total		800		27,712		26,490			800		27,712		26,490
Financial Liabilities [Abstract]
Foreign currency forwards	[3]			152		826					152		826
Interest rate swaps		57,700	[6]	63,482	[4]	61,672	[4]		57,700	[6]	63,482	[4]	61,672	[4]
Deferred compensation plan	[5]	0		0		0			0		0		0
Total		57,700		63,634		62,498			57,700		63,634		62,498
Recurring [Member] | Level 3 [Member]
Financial Assets [Abstract]
Foreign currency forwards	[3]	0		0		0			0		0		0
Interest rate swaps	[4]			0		0					0		0
Trading securities held in deferred compensation plan	[5]	0		0		0			0		0		0
Total		0		0		0			0		0		0
Financial Liabilities [Abstract]
Foreign currency forwards	[3]			0		0					0		0
Interest rate swaps		0	[6]	0	[4]	0	[4]		0	[6]	0	[4]	0	[4]
Deferred compensation plan	[5]	0		0		0			0		0		0
Total		$ 0		0		0			$ 0		0		0
Nonrecurring Basis [Member] | Level 3 [Member] | Petroleum and Industrial Pumps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down Estimated Implied Fair Value of Goodwill						186,000							186,000
Nonrecurring Basis [Member] | Level 3 [Member] | Nash Reporting Unit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down Estimated Implied Fair Value of Goodwill								224,700							224,700
Nonrecurring Basis [Member] | Level 3 [Member] | Trademarks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of indefinite lived assets				179,300		560,100		206,000			179,300		560,100		206,000
Write-down estimated fair value of indefinite lived assets				$ 154,900		$ 489,000		$ 192,100			154,900		489,000		192,100
Non-cash impairment charge on indefinite lived intangible assets											$ 24,400		$ 71,100		$ 13,900

[1]	This amount consists of the $575.0 million aggregate principal 6.875% senior notes due 2021 that were entered into in connection with the KKR transaction on July 30, 2013. Interest on the Senior Notes is payable on February 15 and August 15 of each year. The senior notes were redeemed in May 2017.
[2]	Effective December 31, 2016, the Company adopted ASU 2015-03 and reclassified unamortized debt issuance costs from "Other assets" to a direct deduction of the carrying value of long-term debt thus reducing "Long-term debt, less current maturities" by $71,854 as of December 31, 2015 from the amount previously reported in order to conform with current year presentation.
[3]	Based on calculations that use readily observable market parameters as their basis, such as spot and forward rates.
[4]	Measured as the present value of all expected future cash flows based on the LIBOR-based swap yield curves as of December 31, 2016 and 2015, respectively. The present value calculation uses discount rates that have been adjusted to reflect the credit quality of the Company and its counterparties.
[5]	Based on the quoted price of publicly traded mutual funds which are classified as trading securities and accounted for using the mark-to-market method.
[6]	Measured as the present value of all expected future cash flows based on the LIBOR-based swap yield curves as of September 30, 2017. The present value calculation uses discount rates that have been adjusted to reflect the credit quality of the Company and its counterparties.